COMMITMENTS AND CONTINGENCIES	6 Months Ended
Feb. 28, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	NOTE 9 – COMMITMENTS AND CONTINGENCIES As of February 28, 2025 and August 31, 2024, we had no contractual commitments.